Issued Capital and Reserves - Additional Information (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Stock Shares Issued During the Period Shares		20
Par value per share		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Series X Preferred Stock Classified as Liability [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Preferred Stock Shares Classified As Liability Number Of Shares Authorized For Issue			2,500,000
Stock Shares Issued During the Period Shares	[1]	2,033,230
Par value per share			$ 0.00001
Preferred Stock Classified As A Liability Issue Price Per Share			$ 10.00
Preferred Stock Classified As A Liability Cumulative Dividend Percentage		7.00%

[1]	Issuance of 2,033,320 Nettar Series X Preferred shares were classified as liabilities on the Consolidated Statement of Financial Position.